Going Concern	12 Months Ended
May 31, 2017
Going Concern [Abstract]
GOING CONCERN

NOTE 2 - GOING CONCERN

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has had minimal revenue and has an accumulated a deficit of $1,813,120 as of May 31, 2017. The Company requires capital for its contemplated operational and marketing activities. The obtainment of additional financing, the successful development of the Company’s contemplated plan of operations, and its transition, ultimately, to the attainment of profitable operations are necessary for the Company to continue operations. These conditions and the ability to successfully resolve these factors raise substantial doubt about the Company’s ability to continue as a going concern. The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future, loans from officers/directors and/or private placement of common stock. Obtaining the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. The financial statements of the Company do not include any adjustments that may result from the outcome of these uncertainties.